Condensed Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance, beginning of period (in shares) at Mar. 31, 2024		1,040
Balance, beginning of period at Mar. 31, 2024	$ 5,295	$ 2	$ 2,171	$ 371	$ 2,751
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	330				330
Other comprehensive income (loss), net of tax	39			39
Share-based compensation cost	400		400
Issuance of vested shares from share-based payment arrangements (in shares)		11
Tax withholding on vested shares from share-based payment arrangements	(52)		(52)
Balance, ending of period (in shares) at Sep. 30, 2024		1,051
Balance, ending of period at Sep. 30, 2024	6,012	$ 2	2,519	410	3,081
Balance, beginning of period (in shares) at Jun. 30, 2024		1,048
Balance, beginning of period at Jun. 30, 2024	5,663	$ 2	2,316	371	2,974
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	107				107
Other comprehensive income (loss), net of tax	39			39
Share-based compensation cost	218		218
Issuance of vested shares from share-based payment arrangements (in shares)		3
Tax withholding on vested shares from share-based payment arrangements	(15)		(15)
Balance, ending of period (in shares) at Sep. 30, 2024		1,051
Balance, ending of period at Sep. 30, 2024	$ 6,012	$ 2	2,519	410	3,081
Balance, beginning of period (in shares) at Mar. 31, 2025	1,057	1,057
Balance, beginning of period at Mar. 31, 2025	$ 6,839	$ 2	2,922	372	3,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	368				368
Other comprehensive income (loss), net of tax	21			21
Share-based compensation cost	506		506
Issuance of vested shares from share-based payment arrangements (in shares)		7
Issuance of ordinary shares under Employee Stock Purchase Plan	35		35
Tax withholding on vested shares from share-based payment arrangements (in shares)		(3)
Tax withholding on vested shares from share-based payment arrangements	$ (362)		(362)
Balance, ending of period (in shares) at Sep. 30, 2025	1,061	1,061
Balance, ending of period at Sep. 30, 2025	$ 7,407	$ 2	3,101	393	3,911
Balance, beginning of period (in shares) at Jun. 30, 2025		1,059
Balance, beginning of period at Jun. 30, 2025	7,007	$ 2	2,921	411	3,673
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	238				238
Other comprehensive income (loss), net of tax	(18)			(18)
Share-based compensation cost	265		265
Issuance of vested shares from share-based payment arrangements (in shares)		2
Issuance of ordinary shares under Employee Stock Purchase Plan	35		35
Tax withholding on vested shares from share-based payment arrangements	$ (120)		(120)
Balance, ending of period (in shares) at Sep. 30, 2025	1,061	1,061
Balance, ending of period at Sep. 30, 2025	$ 7,407	$ 2	$ 3,101	$ 393	$ 3,911